Parent Company Only Condensed Financial Information - Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Jun. 29, 2021 $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 20,915	$ 3,032	¥ 1,060,969			¥ 866,113
Short term investments	45,424	6,586	843,982
Prepayments and other current assets	61,981	8,986	274,895
Total current assets	164,375	23,832	2,457,466
Other non-current assets | ¥			29,125
Total assets	181,456	26,308	3,453,478
Current liabilities
Accrued expenses and other current liabilities	285,545	41,400	298,050
Total current liabilities	1,681,461	243,789	3,299,297
Other non-current liability	28,825	4,179	24,930
Total liabilities	1,710,286	247,968	3,614,064
Shareholders' deficit
Additional paid-in capital	13,528,796	1,961,491	13,434,494
Accumulated deficit	(15,043,695)	(2,181,132)	(13,532,814)
Accumulated other comprehensive loss	(38,555)	(5,594)	(71,602)
Total Shareholders' deficit	(1,528,830)	(221,660)	(160,586)			¥ (9,435,665)	¥ (7,283,448)
Total Liabilities, Mezzanine equity and Shareholders' deficit	181,456	26,308	3,453,478
Ordinary shares, par value | $ / shares					$ 0.0001
Class A Ordinary shares
Shareholders' deficit
Ordinary shares	¥ 59	$ 9	¥ 59
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000		200,000,000
Ordinary shares, shares issued	86,383,174	86,383,174	86,383,174
Ordinary shares, shares outstanding	86,383,174	86,383,174	86,383,174
Class B Ordinary shares
Shareholders' deficit
Ordinary shares	¥ 389	$ 61	¥ 389
Ordinary shares, par value | $ / shares		$ 0.0001		0.0001	$ 0.0001
Ordinary shares, shares authorized	4,700,000,000	4,700,000,000	4,700,000,000		4,700,000,000
Ordinary shares, shares issued	620,725,823	620,725,823	619,971,303
Ordinary shares, shares outstanding	620,725,823	620,725,823	619,971,303
Parent Company
Current assets
Cash and cash equivalents	¥ 38	$ 6	¥ 18,206
Short term investments | ¥			115,001
Prepayments and other current assets	1,958	284	58,017
Total current assets	1,996	290	191,224
Other non-current assets | ¥			262
Total assets	1,996	290	191,486
Current liabilities
Accrued expenses and other current liabilities	43,710	6,337	34,870
Total current liabilities	43,710	6,337	34,870
Investment deficit in subsidiaries and consolidated VIEs	1,483,434	215,079	301,161
Other non-current liability	27,858	4,039	24,930
Total liabilities	1,555,002	225,455	360,962
Shareholders' deficit
Additional paid-in capital	13,528,796	1,961,491	13,434,494
Accumulated deficit	(15,043,695)	(2,181,132)	(13,532,814)
Accumulated other comprehensive loss	(38,555)	(5,594)	(71,602)
Total Shareholders' deficit	(1,553,006)	(225,165)	(169,474)
Total Liabilities, Mezzanine equity and Shareholders' deficit	1,996	290	191,486
Parent Company | Class A Ordinary shares
Shareholders' deficit
Ordinary shares	¥ 59	$ 9	¥ 59
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	86,383,174	86,383,174	86,383,174
Ordinary shares, shares outstanding	86,383,174	86,383,174	86,383,174
Parent Company | Class B Ordinary shares
Shareholders' deficit
Ordinary shares	¥ 389	$ 61	¥ 389
Ordinary shares, shares authorized	4,700,000,000	4,700,000,000	4,700,000,000
Ordinary shares, shares issued	620,725,823	620,725,823	619,971,303
Ordinary shares, shares outstanding	620,725,823	620,725,823